BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS (Policies)	12 Months Ended
Dec. 31, 2025
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Basis of preparation and measurement
4.2 - Basis of preparation and measurement
The preparation of the financial statements requires the use of certain critical accounting estimates and the exercise of judgment by management in the process of applying the Company’s accounting practices, which are presented in the respective explanatory notes that address the topics of their application. Those transactions, disclosures or balances that require a higher level of judgment, which are more complex and for which assumptions and estimates are significant, are listed in note 5 and are detailed in the respective explanatory notes.
The financial statements were prepared based on historical cost, except for certain financial instruments measured at fair value and the assets held for sale which are measured at the lower value between accounting value and fair value less the cost to sell.
The comparative balances for 2024 and 2023 of "Other revenue and expenditure" line item in the consolidated statement of income was reclassified and it is now presented before the subtotal of "OPERATING PROFIT BEFORE FINANCIAL RESULT", to align with the current presentation.

Functional and presentation currency of the financial statements
4.3 – Functional currency and presentation of financial statements
These financial statements are presented in Reais, which is AXIA Energia’ functional currency. The financial statements are presented in thousands of Reais (BRL), rounded up to the next number, except when indicated otherwise.

The adoption of new standards and current interpretations and New standards and Non-current interpretations
4.4.1 - The adoption of new standards and current interpretations
The amendments below IFRS standards made by the IASB that are effective for the financial year beginning in 2025 had no impact on the Company’s financial statements:

Revised standard	Change	Applicable as of
IAS 21: The Effects of Changes in Foreign Exchange Rates	Lack of convertibility.	01/01/2025, retrospective application
4.4.2 - New standards and non-current interpretations

Revised standard	Change	Applicable as of
IFRS 7: Financial instruments: Disclosures	The amendments establish disclosure requirements relating to: (i) equity investments measured at fair value through other comprehensive income, and (ii) financial instruments with contingent characteristics that do not directly relate to loans.	01/01/2026, retrospective application
IFRS 9: Financial Instruments	The amendments establish requirements relating to: (i) settlement of financial liabilities through an electronic payment system; and (ii) assessing the contractual characteristics of the cash flow of financial assets.	01/01/2026, retrospective application
IFRS 9: Financial Instruments and IFRS 7: Financial Instruments: Disclosures	Classification and measurement of financial instruments and Contracts that have energy as a reference and whose generation depends on nature.	01/01/2026, retrospective application
IFRS 18: Presentation and disclosures of financial statements	IFRS 18 introduces three defined categories for revenues and expenses – operating, investing and financing – related to the structure of the income statement and requires entities to provide new subtotals. IFRS 18 also requires companies to disclose explanations of performance measures defined by management.	01/01/2027, retrospective application
IFRS 19: Subsidiaries without Public Accountability: Disclosures	Establishes reduced disclosure requirements for subsidiaries without public accountability, allowing full application of IFRS with simplified note disclosures.	01/01/2027, retrospective application
The application of IFRS 18 will impact the presentation of the income statement and, to a lesser extent, the balance sheet, the statement of cash flows and the explanatory notes. The Company is evaluating the impacts of this standard on future financial disclosures.
For the remaining standards, amendments and interpretations that are not yet effective or that become applicable after fiscal year 2025, the Company does not expect significant impacts on its financial statements.

Basis of consolidation and investments in subsidiaries, jointly controlled and associated companies
4.5 - Basis of consolidation and investments in subsidiaries, jointly controlled and associated companies
In the consolidated financial statements, the balances of assets, liabilities, results and cash flows of subsidiaries are fully consolidated and presented according to their nature. The consolidation of subsidiaries begins on the date the Company obtains control and ceases when the Company no longer has control.
When necessary, the financial statements of the subsidiaries, jointly controlled and associated companies are adjusted to adapt their accounting policies to those adopted by the Company.
Subsidiaries, jointly controlled companies and associates are substantially domiciled in Brazil.
a)Subsidiaries
An investor controls an investee when it is exposed to, or has rights to, variable returns arising from its involvement with the investee and has the ability to affect those returns through its power over the investee.
The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions, balances, revenues, costs and expenses are eliminated in full upon consolidation.

	12/31/2025		12/31/2024
	Participation (%)		Participation (%)
	Direct	Indirect	Direct	Indirect
Subsidiaries
AXIA Energia Nordeste	100.00	—	100.00	—
Nova Era Solar Enki S.A.	—	99.99	—	99.97
AXIA Energia Norte	100.00	—	100.00	—
Nova Era Catarina Transmissora S.A.	—	100.00	—	100.00
Nova Era Ceará Transmissora S.A.	—	100.00	—	100.00
Nova Era Integração Transmissora S.A.	—	100.00	—	100.00
Nova Era Teresina Transmissora S.A.	—	100.00	—	100.00
Teles Pires Participações S.A.¹	—	100.00	—	100.00
Companhia Hidrelétrica Teles Pires S.A.	—	100.00	—	100.00
AXIA Energia Sul	100.00	—	100.00	—
AXIA Energia Transmissora Carnaúba S.A.	—	100.00	—	—
AXIA Energia Transmissora Nova Ponte S.A.	—	100.00	—	—
AXIA Energia Transmissora Paracatu S.A.	—	100.00	—	—
AXIA Energia Transmissora Seridó S.A.	—	100.00	—	—
Eólica Ibirapuitã S.A.	—	100.00	—	—
Baguari Energia S.A.	100.00	—	100.00	—
Baguari I Geração de Energia S.A.	—	100.00	—	100.00
Brasil Ventos Energia S.A.	100.00	—	100.00	—
Energia dos Ventos V S.A.	—	100.00	—	100.00
Energia dos Ventos VI S.A.	—	100.00	—	100.00
Energia dos Ventos VII S.A.	—	100.00	—	100.00
Energia dos Ventos VIII S.A.	—	100.00	—	100.00
Energia dos Ventos IX S.A.	—	100.00	—	100.00
Itaguaçu da Bahia Energias Renováveis S.A.	—	98.00	—	98.00
Eletrobras Participações S.A. – Eletropar²	—	—	83.71	—
Eletronet S.A.³	100.00	—	—	—
Madeira Energia S.A.	99.74	—	99.74	—
Santo Antônio Energia S.A.	—	99.74	—	99.74
Retiro Baixo Energética S.A.	100.00	—	100.00	—
SPE Nova Era Janapu Transmissora S.A.	100.00	—	100.00	—
Triângulo Mineiro Transmissora S.A.	100.00	—	100.00	—
Vale do São Bartolomeu Transmissora de Energia S.A.	100.00	—	90.00	—

Joint operations
Consórcio Energético Cruzeiro do Sul⁴	—	—	—	49.00
Consórcio UHE Baguari	—	100.00	—	100.00
______________________________________________________________________________
¹ AXIA Energia holds 100% control on a consolidated basis, considering the participation of other group companies.
² Merged into AXIA Energia in the 2nd quarter of 2025.
³ In April 2025, the Company acquired control of Eletronet (see Note 16). Subsequently, in September 2025, Eletronet merged with Eletronet Participações S.A.
⁴ The disposal was completed in the 2nd quarter of 2025.

CASH AND CASH EQUIVALENTS
Cash comprises cash on hand and demand deposits. Cash equivalents comprise financial investments with original maturities of up to 90 days from the acquisition date, which are highly liquid, readily convertible into a known amount of cash and subject to an insignificant risk of changes in value.

RESTRICTED CASH
Restricted cash comprises funds that may be used exclusively for the purposes for which they were collected and cannot be freely accessed or reallocated by the Company. These amounts are maintained until the fulfillment of their original purpose.

MARKETABLE SECURITIES	Financial investments that do not qualify as cash and cash equivalents (see Note 6), including marketable securities and beneficiary interests, are recorded under securities. The Company measures these instruments at fair value, with changes in fair value recognized in statement of income
CUSTOMERS
Trade receivables are initially recognized at the transaction price and subsequently measured at amortized cost, considering contractual interest and monetary adjustments, less amounts received and expected credit losses (ECL).

CONTRACTUAL TRANSMISSION ASSETS
In transmission concession contracts for electric power, the concessionaire has the contractual obligation (performance obligations) to build, operate, and maintain (O&M) the infrastructure.
Transmission companies are remunerated through the Annual Allowable Revenue (RAP) and through the residual values corresponding to the unamortized balance of transmission assets at the end of the concession term, when applicable.
The IFRS 15, establishes that an entity’s rights to consideration arising from performance obligations already satisfied, but whose receipt depends on the fulfillment of other contractual obligations must be recognized as contract assets.
In transmission activities, the enforceable right to receive RAP begins once the transmission asset enters into commercial operation. Therefore, the rights generated as the entity carries out the construction of the transmission asset are recognized as contract assets in the statement of financial position. The contract asset is composed of construction revenue and the financial accretion of the contract asset balance. Upon fulfilling the performance obligation related to the construction of the asset, AXIA Energia recognizes construction revenue based on the progress of the works, recording it against the contract asset.
Since the receipt associated with the construction activity occurs long after the related performance obligation is fulfilled, the balance of the contract assets is financially adjusted, and this accretion is recorded as financial income in the period (net operating revenue).
The financial discount rate (implicit interest rate) of each concession contract represents the rate that balances the projected cash flows, which includes the estimated construction and O&M costs, construction and O&M margins, projected RAP flows, and the projected residual value, when applicable. The financial discount rate must not be changed over the concession term. In addition to the implicit interest accretion, the contract asset is updated monthly based on inflation adjustments (IPCA or IGPM), due to RAP indexation. These financial updates of the contract asset are recorded as net operating revenue.
The contract asset is realized through the portion of RAP that amortizes the contract asset and through receipt of the residual value, when applicable. As the performance obligations to operate and maintain the transmission infrastructure are satisfied, the Company recognizes the right to the amounts corresponding to the RAP portion related to the operation and maintenance of the assets. This amount is recorded under trade receivables, with corresponding credit to operation and maintenance (O&M) revenue. This revenue does not pass through the transmission contract asset balance, since the right to receive RAP arising from O&M activities does not depend on the fulfillment of any other obligations.
Approval of RAP
In the second half of each year, ANEEL approves the RAP for the new cycle. Based on the approved amounts, the Company updates the future RAP cash flows related to the construction of the transmission asset. If the present value of the future RAP cash flows related to construction and the residual value, when applicable, using the discount rate determined for the concession, is not equal to the balance of the contract asset, the difference is recognized in construction revenue with a corresponding adjustment to the contract asset.
ANEEL’s Periodic Tariff Review (RTP)
The RAP amounts under the concession contracts are reviewed every five years through ANEEL’s periodic tariff review process (RTP), which primarily analyzes the structure of investments made and the capital remuneration rate, typically resulting in changes to future RAP amounts. After ANEEL publishes the RTP results, the Company remeasures the future cash flows related to the construction of the transmission asset, and, as a result, the balance of the contract asset is adjusted to reflect the new cash flow. The difference between the contract asset balance before the RTP and the contract asset balance after the RTP is recognized in profit or loss, under the line-item regulatory remeasurements – transmission contracts.

INCOME TAX AND SOCIAL CONTRIBUTION
Income tax and social contribution, calculated on the profit adjusted for tax purposes, are recognized in profit or loss, classified between current and deferred, in the period in which the related results (profit or loss) occur. Income tax and social contribution relating to other comprehensive income are recognized directly in equity, without passing through profit or loss, and are presented in the statement of comprehensive income.
The Company evaluates uncertainties related to income taxes by considering the probability that the tax treatments adopted will be accepted by the tax authorities. When acceptance is not considered probable, the estimated effect of the uncertainty is recognized based on the most reliable amount expected to be paid or recovered as of the reporting date.
Current IRPJ and CSLL
Current taxes are recognized as an expense in profit or loss in the period in which taxable profit is determined, applying the tax rates in effect to the tax base adjusted in accordance with the applicable tax regime. Taxable profit is the amount of profit subject to taxation, calculated by adjusting accounting profit to include or exclude certain income and expense items that are treated differently for tax purposes.
Current income tax and social contribution are presented on a net basis, by taxable entity, when there is a legally enforceable right to offset the recognized amounts and an intention to settle them on a net basis.
Deferred IRPJ and CSLL
Deferred income tax and social contribution represent the tax effect arising from:
(i) revenue and expense items that, due to tax regulations, cannot be included in the tax base for the calculation of income tax and social contribution in the current period, but may be deductible or taxable in future periods (temporary differences); and
(ii) any tax loss for the period.
Deferred tax assets recognized in profit or loss, arising from temporary differences or tax losses, are recognized as assets based on projections of future taxable profit and the expected utilization of temporary differences, as well as considerations regarding tax planning opportunities that could enable the realization of the asset.

LOANS, FINANCING AND DEBENTURES	The Company recognizes initially the financings and loans receivable at fair value, that, in those cases, represent the transaction values, and are later updated for interest, inflation and exchange rate variations less the values received and the Estimated Credit Loss - ECL.
REIMBURSEMENT RIGHTS AND OBLIGATIONS
Reimbursement rights are initially measured based on the amounts approved by the Brazilian Electricity Regulatory Agency (“ANEEL”). Subsequently, such amounts are updated for the accrual of interest, monetary indexation and collections received.
The Company recognizes an expected credit loss on recoverable amounts related to the Fuel Consumption Account (“CCC”) that have not been subject to inspection and approval by ANEEL, in accordance with the expected credit loss model applicable to financial assets.

DIVIDENDS RECEIVABLES
Remuneration from equity interests receivable, arising from the Company’s investments in the share capital of its subsidiaries, jointly controlled entities and associates (see Note 16), is recognized as an asset when such investees declare dividends and interest on equity to their shareholders.

INVESTMENTS
In the consolidated financial statements, the Company measures its investments in subsidiaries, jointly controlled entities and associates using the equity method (see Note 4.5), and other equity investments at fair value. The fair value considered for these equity interests corresponds to the current quoted price of the shares traded on the stock exchange.
Under the equity method, the investor’s share of the investee’s profit or loss for the period is recognized in the investor’s profit or loss as equity results.
Changes in the value of equity investments measured at fair value, arising from changes in share prices, are recognized directly in equity as other comprehensive income. Dividends received by the Company from these investees are recognized in profit or loss.
In the consolidated balance sheet, the assets and liabilities of the Company’s subsidiaries are presented, by nature, within the respective asset and liability captions and therefore do not form part of a consolidated balance of investments (see Note 4.5).
The Company accounts for transactions with non‑controlling interests as equity transactions with owners of the Company. For acquisitions of non‑controlling interests, the difference between any consideration paid and the acquired portion of the carrying amount of the subsidiary’s net assets is recognized directly in equity. Gains or losses arising from disposals of interests to non‑controlling interests are also recognized directly in equity, under “Other comprehensive income”.

FIXED ASSETS, NET
Property, plant and equipment are initially measured at cost. Cost includes expenditures directly attributable to the acquisition or construction of the assets and the costs required to bring the assets to the condition necessary for them to be capable of operating as intended. Subsequently, property, plant and equipment are stated net of accumulated depreciation and impairment losses, when identified (see Note 19). Property, plant and equipment items mainly relate to the Company’s electricity generation infrastructure under its concession arrangements. Depreciation of these assets commences when they are available for use and is recognized on a straight‑line basis over the estimated useful lives of each asset, considering the residual values at the end of the concession periods. The Company adopts the depreciation rates determined by ANEEL, as it considers that the useful lives estimated by the regulatory authority are appropriate for its assets, applying the annual depreciation rates for assets related to the electricity sector as established in the Electricity Sector Asset Control Manual (MCPSE). Assets linked to concessions that do not provide for indemnification at the end of the contractual term are depreciated over the concession or authorization period. The Company’s electricity transmission infrastructure is not classified as property, plant and equipment due to the contractual characteristics of the concession arrangements. Rights to consideration arising from the construction of transmission assets are recognized under “Contractual Transmission Asset” (see Note 10).

INTANGIBLE ASSETS	Intangible assets are initially measured at cost, which includes all expenditures directly attributable to preparing the asset for its intended use, or at the fair value of intangible assets acquired in a business combination. After initial recognition, the Company measures intangible assets at cost less accumulated amortization and any accumulated impairment losses, if applicable. The Company applies the amortization rates established by ANEEL, taking into consideration that the useful lives estimated by the regulator are appropriate for its assets, and uses the annual amortization rates for electricity‑sector assets set forth in the Electricity Sector Asset Management Manual (MCPSE). Intangible assets associated with concessions that do not provide for compensation at the end of the contractual term are amortized over the concession or authorization period
IMPAIRMENT OF LONG-LIVED ASSETS
The Company periodically assesses whether there are indicators of impairment of its primary non‑financial assets. The assessment is performed at the level of a cash‑generating unit (“CGU”), which represents a group of assets capable of generating cash inflows that are largely independent of the cash inflows from other assets or groups of assets. When an indication of impairment exists, the recoverable amount of the CGU is estimated and compared with its carrying amount. If the recoverable amount is lower than the carrying amount, an impairment loss is recognized.

SUPPLIERS	Obligations with the Company’s suppliers are recognized by the amounts of the transactions and settled by payments. There is no interest embedded in these obligations.
REGULATORY FEES
The Company recognizes as obligations to collect sectoral charges calculated based on gross revenue for the financial period, in accordance with the percentages established by the laws. In the income statement, sector charges are presented in net revenue as reductions in gross revenue.

ONEROUS CONTRACTS
The Company performs periodic assessments of its long‑term electricity purchase agreements to determine whether the unavoidable costs required to fulfill the contractual obligations exceed the expected economic benefits. When costs exceed benefits, the difference is recognized as a liability under the provision for onerous contracts. The recognition and reversal of these provisions are recorded within operational provisions in the statement of profit or loss.

ESTIMATES AND CRITICAL JUDGMENTS	The economic benefits used in testing for onerous contracts are estimated based on future electricity sale price curves.
POST-EMPLOYMENT BENEFITS
The Company and its subsidiaries sponsor pension plans, which are generally funded through payments to these pension funds, as determined by periodic actuarial valuations. The Company maintains defined benefit plans, as well as defined contribution and variable contribution plans.
Under defined contribution plans, the Company makes fixed contributions to a separate entity and has no legal or constructive obligation to make additional contributions if the fund does not hold sufficient assets to pay all employee benefits related to services rendered in the current and prior periods under this type of plan.
The Company makes contributions on a mandatory, contractual, or voluntary basis. The Company has no further payment obligation once the contributions have been made. Contributions are recognized as employee benefit expenses when due.
Contributions paid in advance are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.
A defined benefit plan differs from a defined contribution plan in that, under a defined benefit plan, the amount of the retirement benefit to be received by an employee is established in advance and generally depends on one or more factors such as age, length of service, and remuneration.
Under this type of plan, it is necessary to identify plans for which funding deficits are being addressed and whether the participants and/or beneficiaries bear a portion of such deficit. For plans for which a funding solution is in progress, the present value of defined benefit obligations is calculated taking into account contributions from employees or third parties that reduce the final cost of the post‑employment benefits offered by the sponsoring entities, representing the concept of risk sharing.
For plans for which no funding solution is in progress, the Company recognizes as an obligation the excess of the difference between the balance of the current obligation and the fair value of plan assets, without applying risk sharing, in accordance with the guidance set forth in CPAO Opinion No. 013 – “Risk Sharing” – Participation of employees and beneficiaries in the funding of pension plan deficits of closed private pension entities and the related impacts on the balance sheets of sponsoring companies, issued by the Actuarial Pronouncements Committee of the Brazilian Institute of Actuarial Science (IBA).
The liability recognized in the balance sheet in respect of defined benefit plans corresponds to the present value of the defined benefit obligation at the balance sheet date, less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting estimated future cash outflows. The discount rates used are consistent with market yields on securities denominated in the currency in which the benefits will be paid and with maturities similar to those of the corresponding pension plan obligations.
Actuarial gains and losses arise primarily from adjustments resulting from changes in actuarial assumptions and from the performance of plan assets and are recognized in other comprehensive income.
Past service costs are recognized immediately in profit or loss in the year in which a plan amendment occurs.
Certain entities within the Company provide post‑retirement health care benefits to their employees, as well as life insurance coverage for both active and inactive employees. Entitlement to such benefits is generally conditional upon continued employment until retirement age and completion of a minimum period of service, or upon disability while the employee remains in active service.
The expected costs of these benefits are accrued over the period of employment using the same accounting methodology applied to defined benefit pension plans. Actuarial gains and losses, resulting from experience adjustments and changes in actuarial assumptions, are recognized in other comprehensive income over the expected remaining service period of employees. These obligations are assessed annually by qualified independent actuaries.
Long‑term share‑based compensation programs are settled with equity instruments, under which the Company receives employee services in exchange for equity instruments. The fair value of the services received in exchange for the grant of options is recognized as an expense. The total expense is recognized over the vesting period, during which the specific vesting conditions are satisfied.

LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures are initially recognized at fair value, which in these cases corresponds to the transaction amount, and are subsequently measured at amortized cost, updated for contractual charges (interest, monetary adjustments and foreign exchange differences) and repayments, except when they are designated under hedge accounting or the fair value option, in which case measurement is based on changes in fair value.
The balances presented in the loan, financing and debenture tables reflect the measurement criteria applicable to each obligation. Note 37.3.2 presents the roll forward of debt instruments designated in hedge relationships, which are measured based on changes in fair value.
To mitigate the risk of potential enforcement of guarantees provided by AXIA Energia for financing arrangements of non‑controlled entities, the Company records a provision ranging from 1% to 5% of the outstanding principal, depending on the assessed risk level, which is determined based on the historical execution of guarantees and the net working capital of the debtor entity.

OBLIGATION TO DEMOBILIZE ASSETS
The obligations of Law No. 14,182/2021 (privatization of AXIA Energia) were initially recognized from the amounts presented in CNPE Resolution 015/2021, as amended by CNPE Resolution 030/2021. Subsequently, these obligations are adjusted for accrued interest, inflation adjustment (IPCA) and payments made.
The interest rates of the obligations were not presented directly in CNPE Resolution 015/2021, as a result, they were implicitly calculated from the present value of the obligations, the future flow of payments and the payment term.
The accrued interest and monetary adjustments are recorded in the income statement, in the financial income group.

PROVISIONS AND CONTINGENT LIABILITIES
Future disbursement risks related to litigation are recognized in the balance sheet under “Provisions for Litigation” when there are present obligations (legal or constructive) arising from past events, the settlement of which is considered probable, and for which the amounts can be reliably estimated based on Management’s assessment. The amounts recorded reflect the estimated costs associated with the expected outcomes of the respective legal proceedings.
Future disbursement risks related to litigation (contingent liabilities) for which settlement is considered possible are disclosed only in the notes to the financial statements and are not recognized as liabilities of the Company.
Judicial deposits, recognized as assets of the Company, are initially measured at the amount deposited and subsequently adjusted for monetary indexation based on the indices determined by the courts, which vary depending on the nature of the legal proceeding. The balance is reduced when deposits are released, either to the Company or to the counterparty.

COMPULSORY LOAN
The balance recorded in the compulsory loan account represents the obligations that the Company recognizes to the creditors of these loans. These obligations are updated for interest and monetary adjustments, with the effects recognized in finance income (expense). The interest in compulsory loans is settled through cash payments, while the principal balances, adjusted for inflation adjustment, are settled primarily through the delivery of the Company’s shares, but may also be settled through cash payments arising from judicial settlements entered into with creditors.

DIVIDENDS
AXIA Energia has a dividend distribution policy which, in accordance with its Bylaws, ensures that its shareholders are entitled, in each year, to dividends and/or interest on equity of no less than 25% of adjusted net income, as provided for under the Brazilian Corporation Law (Lei das Sociedades por Ações), as amended, and does not allow capital reserves to be used for the payment of dividends.
The amount of dividends corresponding to the minimum mandatory distribution established by law is recognized as a liability, and the amount of dividends in excess of the minimum mandatory distribution is recognized within equity, under the caption “additional proposed dividends,” until approval by the General Shareholders’ Meeting.

LONG‑TERM OPERATING COMMITMENTS
The Company discloses its commitments to the acquisition of transmission and generation infrastructure. In addition, commitments related to energy purchase agreements are also presented.
These commitments represent arrangements that may result in future cash outflows or the use of other resources. They are presented with the contractual amounts agreed upon, based on the prices in effect at the reporting date, without applying contractual indexation or inflationary adjustments.

EARNINGS PER SHARE
For the purpose of calculating basic earnings per share, AXIA Energia divides the profit or loss attributable to holders of common shares of AXIA Energia by the weighted average number of common shares outstanding during the year, excluding treasury shares held by the Company. In the consolidated financial statements, the profit or loss attributable to the Company refers to the portion attributable to the Parent, excluding amounts attributable to non‑controlling interests.
For the calculation of diluted earnings per share, AXIA Energia assumes the exercise of share options, subscription warrants, and other potentially dilutive instruments. The only dilutive effect identified relates to the conversion of the compulsory loan. The assumed proceeds from these instruments are considered as having been received from the issuance of shares at the average market price of the shares during the year.
In accordance with the dividend policy, preferred shares are entitled, on a per‑share basis, to a priority distribution of at least 10% above that of common shares in the distribution of dividends and/or interest on equity.

INFORMATION BY BUSINESS SEGMENT
The Company segments its results between Generation and Transmission, as the majority of its revenues and expenses originate from these activities, and their operating results are regularly reviewed by Management for the purpose of making decisions regarding resource allocation and evaluating performance.
The results of the Administration segment reflect only the results generated by the Company in its capacity as a non‑operating holding company, a condition that remained in place until June 2024, as a result of the merger of Furnas.
Non‑current assets allocated to the Generation and Transmission segments comprise those directly related to these activities. Intangible assets and property, plants and equipment that are not directly associated with electricity generation and transmission activities are presented within the Administration segment
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Recognition and measurement:
Financial assets and financial liabilities are initially recognized at fair value and subsequently measured at amortized cost or at fair value, in accordance with IFRS 9 – Financial Instruments.
Transaction costs that are directly attributable to the acquisition or issuance of financial assets and financial liabilities are added to or deducted from the fair value of the financial assets or financial liabilities, as applicable, after initial recognition.
Financial assets
The Company’s financial assets are initially recognized at fair value and subsequently measured, as a whole, either at amortized cost or at fair value, depending on their classification.
a) A financial asset is measured at amortized cost if it meets both of the following conditions:
•it is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•its contractual terms give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.
b) A financial asset is measured at fair value through other comprehensive income (FVOCI) if it meets both of the following conditions:
•it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
•its contractual terms give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Upon initial recognition of an investment in an equity instrument that is not held for trading, the Company may make an irrevocable election to present subsequent changes in the fair value of the investment in other comprehensive income (OCI). The Company elects to recognize changes in the fair value of its Olsen|| charged to OCI when it does not have control, joint control, or significant influence over the investee.
c) Financial assets that are not classified as measured at amortized cost or FVOCI, as described above, are classified as measured at fair value through profit or loss (FVTPL). On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the criteria for measurement at amortized cost or FVOCI as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.
Business model assessment
The Company assesses the objective of the business model in which a financial asset is held, as this best reflects the manner in which the business is managed and the information provided to Management.
Assessment of contractual cash flows
For the purpose of assessing whether contractual cash flows constitute solely payments of principal and interest, principal is defined as the fair value of the financial asset at initial recognition. Interest is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period, as well as for other basic lending risks and costs.
The Company considers the contractual terms of the instrument when assessing whether contractual cash flows are composed solely of payments of principal and interest. This includes an assessment of whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows in such a way that the condition would no longer be met.
Financial Liabilities
Financial liabilities, which include loans and borrowings, trade payables, and other accounts payable, are initially measured at fair value and subsequently measured at amortized cost using the effective interest method, when not designated as hedging instruments. Interest expenses, as well as foreign exchange gains and losses, are recognized in profit or loss.
The effective interest method is used to calculate the amortized cost of a financial liability and to allocate the related interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash flows (including fees and premiums paid or received that form an integral part of the effective interest rate, transaction costs, and other premiums or discounts) over the expected life of the financial liability, or, when appropriate, over a shorter period, to the net carrying amount on initial recognition.
Derivative financial instruments
The Company uses derivative financial instruments to reduce its exposure to interest rate and foreign exchange risks, including interest rate swap contracts and non‑deliverable forwards (NDFs).
Derivatives are initially recognized at fair value on the trade date and are subsequently measured at fair value through changes in fair value. Changes in the fair values of derivatives designated as fair value hedging instruments are recognized in finance results, while derivatives related to cash flow hedges are recognized in other comprehensive income (OCI).
Hedge accounting
The Company, considering the benefits of reducing earnings volatility and enhancing transparency regarding the effects of hedging activities, adopts hedge accounting. In accordance with IFRS 9 – Financial Instruments, there are three types of hedging relationships:
•Fair value hedge: a hedge of exposure to changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment;
•Cash flow hedge: a hedge of exposure to variability in cash flows that is attributable to a specific risk associated with all or a component of a recognized asset or liability, or a highly probable forecast transaction, and that could affect profit or loss; and
•Net investment hedge in a foreign operation: a hedge of a net investment in a foreign operation.
The Company’s debt instruments designated as hedged items are classified as fair value hedges, for which changes in the fair values of both the hedging instruments and the hedged items are recognized in profit or loss.
Unrecognized firm commitments designated as hedged items are classified as cash flow hedges, for which changes in the fair values of the hedging instruments are recognized in other comprehensive income (OCI).
Critical estimates and judgments
For hedged items traded in active markets, fair value measurement is based on observable market prices, using specialized valuation tools, such as Bloomberg. In all other cases, hedging instruments and hedged items are measured using valuation techniques in accordance with IFRS 13 – Fair Value Measurement, which generally apply assumptions based on prevailing market conditions.
RELATED PARTY TRANSACTIONS
A related party is a person or entity that is related to the Company. For purposes of presentation in the financial statements, only balances with relevant related parties are disclosed. In the preparation of the consolidated financial statements, transactions and intercompany balances with related parties that are subsidiaries are eliminated.

ASSETS HELD FOR SALE
Non‑current assets and disposal groups are classified as held for sale when their carrying amount is expected to be recovered principally through a sale transaction rather than through continuing use. This condition is met only when the asset (or disposal group) is available for immediate sale in its present condition, subject only to terms that are customary and usual for the sale of such assets (or disposal groups), and the sale is considered highly probable. Management must be committed to the sale, which is expected to be completed within one year from the date of classification.
Non‑current assets (or disposal groups) classified as held for sale are measured at the lower of their previously recorded carrying amount and the expected proceeds from disposal.